Total Equity - Shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issued Capital
Calculated nominal value (in Euro)	€ 1
Issued Shares
Purchase of treasury shares	(5)
Maximum authorized increase in issued capital against contributions in cash (Authorized Capital I)	€ 250
Maximum authorized increase in issued capital against contributions in cash and in-kind (Authorized Capital II)	250
Contingent capital available for issuance	€ 100	€ 100
Contingent shares available for issuance	100
Issued Capital
Issued Shares
Balance at beginning of period	1,229	1,229	1,229
Purchase of treasury shares	0
Reissuance of treasury shares under share-based payments	0	0	0
Balance at end of period	1,229	1,229	1,229
Treasury Shares
Issued Shares
Balance at beginning of period	(30)	(31)	(33)
Purchase of treasury shares	(5)
Reissuance of treasury shares under share-based payments	0	1	2
Balance at end of period	(35)	(30)	(31)